Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul 31, 2012
Registrant Name	ALLIANCEBERNSTEIN PORTFOLIOS
Central Index Key	0000812015
Amendment Flag	false
Document Creation Date	Nov 1, 2012
Document Effective Date	Nov 1, 2012
Prospectus Date	Nov 1, 2012

AllianceBernstein Growth Fund
SUMMARY INFORMATION DOMESTIC GROWTH FUNDS ALLIANCEBERNSTEIN GROWTH FUND
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 53 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 113 of the Fund’s Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Growth Fund (USD $)	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(not currently offered to new investors)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Growth Fund	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.32%	0.43%	0.34%	0.32%	0.26%	0.19%	0.12%
Other Expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Total Other Expenses	0.41%	0.52%	0.43%	0.41%	0.35%	0.28%	0.21%
Total Annual Fund Operating Expenses	1.46%	2.27%	2.18%	1.16%	1.60%	1.28%	0.96%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Growth Fund (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	567	630	321	118	163	130	98
After 3 Years	867	909	682	368	505	406	306
After 5 Years	1,189	1,215	1,169	638	871	702	531
After 10 Years	2,097	2,402	2,513	1,409	1,900	1,545	1,178

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein Growth Fund (USD $)	CLASS B	CLASS C
After 1 Year	230	221
After 3 Years	709	682
After 5 Years	1,215	1,169
After 10 Years	2,402	2,513

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in a domestic portfolio of equity securities of companies selected by the Fund’s Adviser for their growth potential within various market sectors. Examples of the types of market sectors in which the Fund may invest include, but are not limited to, information technology (which includes telecommunications), health care, financial services, infrastructure, energy and natural resources, and consumer groups. The Adviser’s growth analysts seek to identify companies or industries for which other investors have underestimated earnings potential--for example, some hidden earnings driver (including, but not limited to, reduced competition, market share gain, better margin trend, increased customer base, or similar factors) that would cause a company to grow faster than market forecasts.

In consultation with the Fund’s Investment Advisory Members (oversight groups composed of senior investment professionals), senior sector analysts are responsible for the construction of the portfolio. This investment team allocates the Fund’s investments among broad sector groups based on the fundamental company research conducted by the Adviser’s large internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The investment team may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge.

In addition to working with the senior sector analysts to review and assess the Fund’s portfolio characteristics, the Investment Advisory Members’ responsibility includes cross-fertilizing best practices and insight across the firm.

The Fund has the flexibility to invest across the capitalization spectrum. The Fund is designed for those seeking exposure to companies of various sizes. Normally, the Fund invests in approximately 65-120 companies.

The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
PRINCIPAL RISKS
  MARKET RISK:   The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.
  CAPITALIZATION RISK:  Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  DERIVATIVES RISK:  Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK:  The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year over ten years; and
  how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.AllianceBernstein.com (click on “Individuals – U.S.” then “Pricing & Performance”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 15.58%.

During the period shown in the bar chart, the Fund’s: BEST QUARTER WAS UP 15.35%, 2ND QUARTER, 2003; AND WORST QUARTER WAS DOWN -22.97%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein Growth Fund		1 YEAR	5 YEARS	10 YEARS	Inception Date
CLASS A	[1]	(3.25%)	(0.84%)	1.51%
CLASS A Return After Taxes on Distributions	[1]	(3.25%)	(0.84%)	1.51%
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1]	(2.11%)	(0.71%)	1.29%
CLASS B		(3.80%)	(0.78%)	1.32%
CLASS C		(0.67%)	(0.70%)	1.21%
ADVISOR CLASS		1.33%	0.33%	2.26%
CLASS R	[2]	0.93%	(0.06%)	1.84%	Mar 1, 2005
CLASS K	[2]	1.24%	0.26%	2.12%	Mar 1, 2005
CLASS I	[2]	1.59%	0.59%	2.43%	Mar 1, 2005
Russell 1000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)		2.64%	2.50%	2.59%
[1]	After-tax returns:- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;- Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception dates for Class R, Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of the Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
AllianceBernstein Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION DOMESTIC GROWTH FUNDS ALLIANCEBERNSTEIN GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 53 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 113 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a domestic portfolio of equity securities of companies selected by the Fund’s Adviser for their growth potential within various market sectors. Examples of the types of market sectors in which the Fund may invest include, but are not limited to, information technology (which includes telecommunications), health care, financial services, infrastructure, energy and natural resources, and consumer groups. The Adviser’s growth analysts seek to identify companies or industries for which other investors have underestimated earnings potential--for example, some hidden earnings driver (including, but not limited to, reduced competition, market share gain, better margin trend, increased customer base, or similar factors) that would cause a company to grow faster than market forecasts.

In consultation with the Fund’s Investment Advisory Members (oversight groups composed of senior investment professionals), senior sector analysts are responsible for the construction of the portfolio. This investment team allocates the Fund’s investments among broad sector groups based on the fundamental company research conducted by the Adviser’s large internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The investment team may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge.

In addition to working with the senior sector analysts to review and assess the Fund’s portfolio characteristics, the Investment Advisory Members’ responsibility includes cross-fertilizing best practices and insight across the firm.

The Fund has the flexibility to invest across the capitalization spectrum. The Fund is designed for those seeking exposure to companies of various sizes. Normally, the Fund invests in approximately 65-120 companies.

The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments.

		The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK:   The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.
  CAPITALIZATION RISK:  Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  DERIVATIVES RISK:  Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK:  The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year over ten years; and
  how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.AllianceBernstein.com (click on “Individuals – U.S.” then “Pricing & Performance”).

		The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund’s performance changed from year to year over ten years; and how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 15.58%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund’s: BEST QUARTER WAS UP 15.35%, 2ND QUARTER, 2003; AND WORST QUARTER WAS DOWN -22.97%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein Growth Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.32%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
After 1 Year	rr_ExpenseExampleYear01	567
After 3 Years	rr_ExpenseExampleYear03	867
After 5 Years	rr_ExpenseExampleYear05	1,189
After 10 Years	rr_ExpenseExampleYear10	2,097
2002	rr_AnnualReturn2002	(28.63%)
2003	rr_AnnualReturn2003	34.88%
2004	rr_AnnualReturn2004	15.03%
2005	rr_AnnualReturn2005	11.64%
2006	rr_AnnualReturn2006	(2.04%)
2007	rr_AnnualReturn2007	12.76%
2008	rr_AnnualReturn2008	(43.38%)
2009	rr_AnnualReturn2009	35.05%
2010	rr_AnnualReturn2010	14.95%
2011	rr_AnnualReturn2011	1.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date unannualized return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.97%)
1 YEAR	rr_AverageAnnualReturnYear01	(3.25%)	[2]
5 YEARS	rr_AverageAnnualReturnYear05	(0.84%)	[2]
10 YEARS	rr_AverageAnnualReturnYear10	1.51%	[2]
AllianceBernstein Growth Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(not currently offered to new investors)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[3]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.43%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
After 1 Year	rr_ExpenseExampleYear01	630
After 3 Years	rr_ExpenseExampleYear03	909
After 5 Years	rr_ExpenseExampleYear05	1,215
After 10 Years	rr_ExpenseExampleYear10	2,402
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	230
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	709
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,402
1 YEAR	rr_AverageAnnualReturnYear01	(3.80%)
5 YEARS	rr_AverageAnnualReturnYear05	(0.78%)
10 YEARS	rr_AverageAnnualReturnYear10	1.32%
AllianceBernstein Growth Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.34%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
After 1 Year	rr_ExpenseExampleYear01	321
After 3 Years	rr_ExpenseExampleYear03	682
After 5 Years	rr_ExpenseExampleYear05	1,169
After 10 Years	rr_ExpenseExampleYear10	2,513
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	682
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,513
1 YEAR	rr_AverageAnnualReturnYear01	(0.67%)
5 YEARS	rr_AverageAnnualReturnYear05	(0.70%)
10 YEARS	rr_AverageAnnualReturnYear10	1.21%
AllianceBernstein Growth Fund | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.32%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
After 1 Year	rr_ExpenseExampleYear01	118
After 3 Years	rr_ExpenseExampleYear03	368
After 5 Years	rr_ExpenseExampleYear05	638
After 10 Years	rr_ExpenseExampleYear10	1,409
1 YEAR	rr_AverageAnnualReturnYear01	1.33%
5 YEARS	rr_AverageAnnualReturnYear05	0.33%
10 YEARS	rr_AverageAnnualReturnYear10	2.26%
AllianceBernstein Growth Fund | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
After 1 Year	rr_ExpenseExampleYear01	163
After 3 Years	rr_ExpenseExampleYear03	505
After 5 Years	rr_ExpenseExampleYear05	871
After 10 Years	rr_ExpenseExampleYear10	1,900
1 YEAR	rr_AverageAnnualReturnYear01	0.93%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	(0.06%)	[5]
10 YEARS	rr_AverageAnnualReturnYear10	1.84%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[5]
AllianceBernstein Growth Fund | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
After 1 Year	rr_ExpenseExampleYear01	130
After 3 Years	rr_ExpenseExampleYear03	406
After 5 Years	rr_ExpenseExampleYear05	702
After 10 Years	rr_ExpenseExampleYear10	1,545
1 YEAR	rr_AverageAnnualReturnYear01	1.24%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	0.26%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	2.12%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[5]
AllianceBernstein Growth Fund | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
After 1 Year	rr_ExpenseExampleYear01	98
After 3 Years	rr_ExpenseExampleYear03	306
After 5 Years	rr_ExpenseExampleYear05	531
After 10 Years	rr_ExpenseExampleYear10	1,178
1 YEAR	rr_AverageAnnualReturnYear01	1.59%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	0.59%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	2.43%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[5]
AllianceBernstein Growth Fund | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(3.25%)	[2]
5 YEARS	rr_AverageAnnualReturnYear05	(0.84%)	[2]
10 YEARS	rr_AverageAnnualReturnYear10	1.51%	[2]
AllianceBernstein Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(2.11%)	[2]
5 YEARS	rr_AverageAnnualReturnYear05	(0.71%)	[2]
10 YEARS	rr_AverageAnnualReturnYear10	1.29%	[2]
AllianceBernstein Growth Fund | Russell 1000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.64%
5 YEARS	rr_AverageAnnualReturnYear05	2.50%
10 YEARS	rr_AverageAnnualReturnYear10	2.59%

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	After-tax returns:- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;- Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[4]	For Class C shares, the CDSC is 0% after the first year.
[5]	Inception dates for Class R, Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of the Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 1, 2012